Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued Expenses
8.	Accrued Expenses

Accrued expenses are analyzed as follows:

As of December 31,	2024	2023	2022
Accrued payroll related taxes	15,176	25,581	15,645
Accrued voyage expenses	1,869,834	456,344	1,021,539
Accrued loan interest	1,818,963	1,780,885	3,781,363
Accrued social insurance contributions	184,341	164,406	91,573
Accrued operating expenses	2,001,847	1,001,994	1,036,952
Other accrued expenses	19,155	55,832	77,827
Total	5,909,316	3,485,042	6,024,899